Note 36 - Termination of NKKTubes joint venture (Details Textual) - NKKTUBES [member]	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	51.00%
JFE [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	49.00%